Document and Entity Information Document	Jun. 21, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	DIGITALBRIDGE GROUP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37980
Entity Tax Identification Number	46-4591526
Entity Address, Address Line One	750 Park of Commerce Drive
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	544-7475
Entity Information, Former Legal or Registered Name	COLONY CAPITAL, INC.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001679688
Amendment Flag	false
Current Fiscal Year End Date	--12-31
New York Stock Exchange | Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	DBRG
Security Exchange Name	NYSE
New York Stock Exchange | Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.50% Series G Cumulative Redeemable, $0.01 par value
Trading Symbol	DBRG.PRG
Security Exchange Name	NYSE
New York Stock Exchange | Series H Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series H Cumulative Redeemable, $0.01 par value
Trading Symbol	DBRG.PRH
Security Exchange Name	NYSE
New York Stock Exchange | Series I Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.15% Series I Cumulative Redeemable, $0.01 par value
Trading Symbol	DBRG.PRI
Security Exchange Name	NYSE
New York Stock Exchange | Series J Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series J Cumulative Redeemable, $0.01 par value
Trading Symbol	DBRG.PRJ
Security Exchange Name	NYSE